Finance Revenue and Costs (Tables)	12 Months Ended
Dec. 31, 2020
Analysis Of Income And Expense [Abstract]
Schedule of finance costs recognized in earnings (loss)

Finance costs recognized in net earnings (loss) were as follows:

	Years Ended December 31
($000s)	2020	2019
Interest on long-term debt	1,597	3,211
Interest on borrowing base facility	317	427
Amortization of deferred financing costs	395	368
Interest on lease obligations	211	250
Finance costs	2,520	4,256
Interest paid	1,918	3,664